Selected Statements of Income Data (Details) - Schedule of selling and marketing expenses - Selling and marketing expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selected Statements of Income Data (Details) - Schedule of selling and marketing expenses [Line Items]
Salary and related expenses	$ 33,474	$ 26,100
Advertising expenses	2,676	2,522
Cost of share-based payment	(56)	956
Others	10,763	8,569
Total selling and marketing expenses	$ 46,857	$ 38,147